Results for the year - Employee costs - Remuneration to Executive Management and Board of Directors (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Total	kr 224	kr 219	kr 195
Key management personnel compensation	224	219	195
Executive Management
Disclosure of transactions between related parties [line items]
Salary and short-term incentive	119	120	102
Pension	26	26	22
Benefits	10	14	4
Share-based incentive	52	40	22
Severance payments	0	0	28
Board of Directors
Disclosure of transactions between related parties [line items]
Total	17	19	17
Key management personnel compensation	17	19	17
Executive Management
Disclosure of transactions between related parties [line items]
Total	207	200	178
Key management personnel compensation	207	200	178
Registered Executive Management
Disclosure of transactions between related parties [line items]
Total	141	135	142
Key management personnel compensation	kr 141	kr 135	kr 142